Breakdown of expenses by nature - Summary of Depreciation, Amortization and Impairments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	€ 21,599	€ 20,347
Impairments of property, plant and equipment	320	510	€ 701
Reversal of impairments of property, plant and equipment	(152)	(635)	(679)
Amortization of intangible assets	3,053	3,635
Depreciation of right-of-use assets	11,734	8,537	6,710
Impairment of intangible assets	5,833
Cost Of Sales, Selling, And Distribution Expenses, General And Administrative Expenses
Depreciation, Amortization and Impairments [Line Items]
Total	42,387	32,394	27,150
Cost of Sales
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	21,490	20,090	16,542
Impairments of property, plant and equipment	320	510	701
Reversal of impairments of property, plant and equipment	(152)	(635)	(679)
Amortization of intangible assets	1,390	2,517	2,883
Depreciation of right-of-use assets	5,374	2,474	886
Selling and distribution Expenses
Depreciation, Amortization and Impairments [Line Items]
Amortization of intangible assets	395	395	231
Impairment of customer relationships	5,539	0	0
Depreciation of right-of-use assets	113	114	148
General and administrative expenses
Depreciation, Amortization and Impairments [Line Items]
Depreciation of property, plant and equipment	109	257	185
Amortization of intangible assets	1,268	723	577
Depreciation of right-of-use assets	6,247	5,949	5,676
Impairment of intangible assets	€ 294	€ 0	€ 0